Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 25,174	$ 171,871	$ 477,549
Prepaid expenses	68,730	57,018
Total current assets	93,904	228,889	$ 477,549
Intangible	147,572	139,800	$ 98,697
Equipment, net	104,084	118,453
Total assets	345,560	487,142	$ 576,246
Current liabilities
Accounts payable	1,335,489	529,736	230,527
Accrued liabilities - related party	611,093	489,535	$ 272,564
Customer deposits - related party	400,000	400,000
Accrued payroll taxes	29,269	14,167	$ 10,428
Debt, current portion	292,581	$ 40,235	$ 22,910
Derivative liability	73,326
Total current liabilities	2,741,758	$ 1,473,673	$ 536,429
Debt, long-term portion, net of debt discount	63,374	77,076
Total liabilities	$ 2,805,132	$ 1,550,749	$ 536,429
Commitments and contingencies (Note 5)
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 15,000,000 shares authorized; 136 and 140 and 199 shares issued and outstanding at September 30, 2015 and December 31, 2014 and 2013, Respectively
Common stock, $.001 par value; 140,000,000 shares authorized; 66,464,653 and 61,439,134 and 48,700,929 shares issued an outstanding at September 30, 2015 and December 31, 2014 and 2013, respectively	$ 65,793	$ 60,767	$ 48,702
Additional paid-in capital	35,023,099	30,864,669	$ 8,840,840
Common stock issuable	95,000	435,930
Common stock held in escrow	8,441	8,441	$ 8,441
Accumulated deficit	(37,626,928)	(32,421,145)	(8,858,166)
Total deficit	(2,434,595)	(1,051,338)	$ 39,817
Noncontrolling interest in subsidiary	(24,977)	(12,269)
Total stockholders' deficit	(2,459,572)	(1,063,607)	$ 39,817
Total liabilities and stockholders' equity	$ 345,560	$ 487,142	$ 576,246